CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
Summary of cash and cash equivalents

	As of December 31, 2021		As of December 31, 2022
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	238,386	238,386	440,557	440,557
US$	54,671	348,569	42,584	296,582
Total		586,955		737,139